INCOME TAXES - Reconciliation of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of the statutory income tax rate to effective tax rate
Taxes at domestic rate	21.00%	21.00%
State and local income taxes	0.00%	0.00%
Non-US statutory rates	3.10%	3.50%
Permanent items		(2.40%)
Nondeductible Research Expense	(6.90%)	(6.10%)
Change in valuation allowance		(17.20%)
Warrant revaluation		1.40%
Statutory Rate Change	0.00%
Prior year true-up		0.20%
Effective tax rate	0.20%	0.40%